ACCOUNTS RECEIVABLE - CECL Rates (Details)	12 Months Ended
Dec. 31, 2023
Current
ACCOUNTS RECEIVABLE
Historical loss rate	0.00%
Adjustment	0.38%
CECL rate	0.38%
31-60 days
ACCOUNTS RECEIVABLE
Historical loss rate	0.00%
Adjustment	0.76%
CECL rate	0.76%
61-90 days
ACCOUNTS RECEIVABLE
Historical loss rate	0.00%
Adjustment	1.14%
CECL rate	1.14%
91-180 days
ACCOUNTS RECEIVABLE
Historical loss rate	0.00%
Adjustment	1.26%
CECL rate	1.26%
181-365 days
ACCOUNTS RECEIVABLE
Historical loss rate	5.00%
Adjustment	2.53%
CECL rate	7.53%
Over 365 days
ACCOUNTS RECEIVABLE
Historical loss rate	20.00%
Adjustment	4.55%
CECL rate	24.55%